Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

	December 31, 2023	December 31, 2022
Gross carrying amount
Prepaid patented licenses	$728,205	$1,038,205
Computer software	223,858	223,858
	952,063	1,262,063

Less: accumulated amortization and impairment
Prepaid patented licenses	728,205	474,131
Computer software	76,511	35,227
	804,716	509,358

Intangible assets, net
Prepaid patented licenses	-	564,074
Computer software	147,347	188,631
Intangible assets, net	$147,347	$752,705

As of December 31, 2022, the Group has capitalized eight of the exclusive licenses, which includes seven patented technologies in relation to the Group’s therapeutics segment respectively. Pursuant to the license agreements, the Group paid upfront payments and became the exclusive licensee to prosecute certain patents developed or licensed under the applicable agreements.

For the year ended December 31, 2023, the Group terminated two of the licenses. The Group is also in the process of terminating the other six licenses, and hence the Group considered that the carrying amount of these intangible assets are not recoverable and are fully impaired. As a result, the Group recorded $519,496 impairment loss on intangible assets in research and development expenses. Besides, an impairment loss related to the computer software for Hong Kong healthcare services amounted to $1,841 was recorded in other operating expenses, as the Group considered that the carrying amount of these intangible assets are not recoverable and are fully impaired. For the year ended December 31, 2022, a loss on disposal of $205,189 related to a patented license was recognized in research and development expenses. For the year ended December 31, 2021, no impairment loss and gain or loss on disposal was recorded.

Prepaid patented licenses and computer software are finite-lived intangible assets which are amortized over their estimated useful life. Amortization expenses for finite-lived intangible assets amounted to $84,020, $114,553 and $106,014 for the years ended December 31, 2023, 2022 and 2021, respectively.

The Group wrote off the cost and the related amortization of $nil, $nil and $1,344 after the expiration of the computer software for the years ended December 31, 2023, 2022 and 2021, respectively.

The Group expects amortization expense related to its finite-lived intangible assets for the next five years and thereafter to be as follows as of December 31, 2023:

For the years ending December 31,	Amount
2024	$38,438
2025	38,439
2026	38,439
2027	32,031
Total	$147,347